SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Convertible debt to be paid over five years	$ 6,500,000
Cash	97,833
Other non-current assets	237,216
Accounts payable	(388,470)
Payables to the Company	(299,266)
Net assets (liabilities) acquired	(352,687)
Loss on acquisition	6,852,687
Fair value consideration paid	$ 6,500,000